PARENT ONLY FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
Condensed Financial Information Disclosure [Abstract]
SCHEDULE OF CONDENSED BALANCE SHEETS
	December 31,
	2023	2024
	RMB	RMB
Assets
Current assets
Cash	20,475	79,741
Term deposits	85,522	143,768
Short-term investments	39,197	39,536
Other current assets	13	81
Total current assets	145,207	263,126
Non-current asset:
Investments in and amounts due from subsidiaries and consolidated VIE and VIE’s subsidiaries	1,108,131	993,075
Total non-current asset	1,108,131	993,075
Total assets	1,253,338	1,256,201
Liabilities
Current liabilities
Accrued expenses and other current liabilities	52,372	181,624
Total current liabilities	52,372	181,624
Total liabilities	52,372	181,624
Shareholders’ equity:
Class A Ordinary Shares	195	195
Class B Ordinary Shares	17	17
Additional paid-in capital	11,210,542	11,225,945
Treasury stock	(120,899)	(120,899)
Accumulated other comprehensive loss	(57,327)	(56,362)
Accumulated deficit	(9,831,562)	(9,974,319)
Total shareholders’ equity	1,200,966	1,074,577
Total liabilities and shareholders’ equity	1,253,338	1,256,201

SCHEDULE OF CONDENSED STATEMENTS OF COMPREHENSIVE LOSS
	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Total operating expenses	(238,074)	(89,953)	(32,074)
Share of losses from subsidiaries and consolidated VIE and VIE’s subsidiaries	(736,824)	(319,769)	(110,683)
Loss before income taxes	(974,898)	(409,722)	(142,757)
Income tax expense	-	-	-
Net loss	(974,898)	(409,722)	(142,757)

Net loss attributable to ordinary shareholders	(974,898)	(409,722)	(142,757)

SCHEDULE OF CONDENSED STATEMENTS OF CASH FLOWS
	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Net cash provided by/(used in) operating activities	(290,137)	(133,979)	115,285
Net cash used in investing activities	(335,194)	(569,407)	(486)
Net cash used in financing activities	(47,474)	-	-
Effect of foreign currency exchange rate changes on cash	73,275	31,168	2,713
Net increase/(decrease) in cash	(599,530)	(672,218)	117,512
Cash at the beginning of the year	1,377,745	778,215	105,997
Cash at the end of the year	778,215	105,997	223,509